Productivity Program	12 Months Ended
Dec. 31, 2011
Productivity Program [Abstract]
Productivity Program

4. Productivity Program

At December 31, 2010, the Company had substantially completed its productivity savings restructuring program.

The following table summarizes the related restructuring information for its productivity savings program by type of cost:

	Workforce reductions	Site closure costs	Other projects	Total
Cumulative restructuring costs incurred through December 31, 2010	$46	$5	$4	$55
Accrued liability at December 31, 2008	$11	$—	$—	$11
Restructuring charges	25	2	2	29
Payments	(17)	(2)	(2)	(21)
Foreign currency translation	1	—	—	1

Accrued liability at December 31, 2009	20	—	—	20
Restructuring charges	10	3	2	15
Payments	(23)	(3)	(2)	(28)

Accrued liability at December 31, 2010	$7	$—	$—	$7

Workforce reduction costs primarily relate to employee termination costs and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the years ended December 31, 2010 and 2009, restructuring charges of $15 and $29, respectively, were recorded in Business realignment costs in the Consolidated Statements of Operations. At December 31, 2010, the Company had accrued $7, for restructuring liabilities in Other current liabilities in the Consolidated Balance Sheets.

The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Cumulative restructuring costs incurred through December 31, 2010	$43	$5	$7	$55
Accrued liability at December 31, 2008	$7	$1	$3	$11
Restructuring charges	22	3	4	29
Payments	(15)	(2)	(4)	(21)
Foreign currency translation	1	—	—	1

Accrued liability at December 31, 2009	15	2	3	20
Restructuring charges	14	1	—	15
Payments	(24)	(2)	(2)	(28)

Accrued liability at December 31, 2010	$5	$1	$1	$7